Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of goodwill

	December 31,	December 31,
(In thousands)	2023	2024
Beginning balance	21,179	20,826
Impairment of goodwill	—	(20,748)
Foreign currency translation adjustment	(353)	(78)
Ending balance	20,826	—